Right of Use Assets and Operating Lease Liability (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Right of Use Assets and Operating Lease Liability [Abstract]
Total rental fee (in Dollars)	$ 3.9
Weighted-average discount rate operating leases	5.00%	5.00%